SUBSEQUENT EVENTS	12 Months Ended
Sep. 30, 2018
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

13.       SUBSEQUENT EVENTS

Special Meeting of Stockholders

At the Special Meeting of Stockholders of the Company, held on November 26, 2018 ("Special Meeting 2018") the holders of the Company’s common and preferred stock voted to (i) amend the 2012 Plan to eliminate the annual individual award limits under the 2012 Plan and (ii) amend 2012 Plan to increase: (a) the total number of shares of common stock, par value $0.001 per share (“Common Stock”), available for grant under the 2012 Plan (subject to the overall limits described in clause (b) below) from 1,500,000 shares to an aggregate of 2,250,000 shares and (b) the aggregate limitation on authorized shares available for grant under the 2012 Plan, following any increases pursuant to the evergreen provision (the “Evergreen Provision”), from 2,200,000 shares to 2,950,000 shares.

In addition, to the above, the Company received shareholder approval to remove the exchange cap under the Second Purchase Agreement in compliance with the applicable listing rules of the Nasdaq Stock Market. Pursuant to Nasdaq Listing Rule 5635(d), shareholder approval is required prior to the issuance of securities in connection with a transaction other than a public offering involving the sale, issuance or potential issuance by the Company of common stock (or securities convertible into or exercisable common stock) equal to 20% or more of the common stock outstanding before the issuance for less than the greater of book or market value of the stock. Following receipt of shareholder approval, the Company may issue an additional $8.1 million, up to an aggregate of $10 million, of common stock to Aspire Capital under the Second Purchase Agreement.

Share Grants to Directors

On October 8, 2018, the Compensation Committee and the Board granted to Director Votruba 144,000 restricted shares of common stock under th 2012 Plan for efforts expended as a Board member to explore and identify licensing and other opportunities for the Company in Europe. Mr. Votruba is a representative of RSJ and has agreed to assign to RSJ the benefit of all options and restricted shares granted to him in connection with his service as a member of the board of directors. On October 8, 2018, the Board granted (i) 30,000 restricted shares under the 2012 Plan to each of John Pappajohn and Peter Unanue, Members of the Board and (ii) 45,000 restricted shares under the 2012 Plan to Geoffrey Harris, who serves as the Audit Committee chairperson, these shares will vest quarterly.

Option Grants to the Chairman, Executive Officers and Other Employees

On October 8, 2018, the Board granted an option to Dr. Robin Smith, the Chairman of the Board to purchase 48,000 shares of Common Stock. On the same date, the Board granted options to purchase 48,000 and 30,000 shares to each of George Carpenter, the President and Chief Executive Officer and Donald D’Ambrosio, the Chief Financial Officer, respectively, and options to purchase an aggregate of 100,500 shares to other employees and consultants. All of the above options will vest upon certain milestones being met and were subject to the shareholder approval which was granted on November 26, 2018 at the Special Meeting of Shareholders.

On December 3, 2018, options were granted to purchase 30,000 and 26,500 shares of Company common stock to each of George Carpenter, the President and Chief Executive Officer and Donald D’Ambrosio, the Chief Financial Officer, respectively, and options to purchase an aggregate of 46,758 shares of Company common stock were granted to other employees.  One-third of the options granted vested on December 3, 2018 and one-third will vest on each of December 3, 2019 and December 3, 2020.

Leases

In October and November of 2018, the Company renewed the office space leases in Mission Viejo and Laguna Hills, California until February 28, 2020. The total lease payments per month will be $8,411 beginning February 1, 2019. As of November 30, 2018, the third lease for a small annex office in Laguna Hills has been terminated.